LOAN PAYABLE (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Apr. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Loan payable						$ 42,334		$ 42,334		$ 251,746
Gain on extinguishment of debt							$ 212,258		$ 212,258	212,258	$ 239,200
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Loan payable	$ 500,000
Loan payment term	ten monthly payments
Loan periodic payment amount	$ 42,000
Loan interest rate	4.30%
Loan periodic payment amount						$ 42,000		$ 42,000		$ 252,000
PPP Loan [Member]
Short-Term Debt [Line Items]
Loan payable				$ 200,000	$ 200,000
Loan interest rate				1.00%	1.00%
Loan maturity term				5 years	2 years
Gain on extinguishment of debt		$ 212,000	$ 239,000